Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 Capital	$ 82,714	$ 82,317
Tier 1 Capital	93,248	92,752
Total Capital	105,745	103,648
Risk-weighted assets used in the calculation of capital ratios	$ 630,900	$ 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.10%	14.40%
Tier 1 Capital ratio	14.80%	16.20%
Total Capital ratio	16.80%	18.10%
Leverage ratio	4.20%	4.40%
TLAC Ratio	28.70%	32.70%
TLAC Leverage Ratio	8.10%	8.90%